Share Based Compensation (Details) - Schedule of stock option activity - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Stock Option Activity Abstract
Options, Outstanding, Outstanding share options,beginning balance	5,461,337	3,768,034	3,555,804
Options, Outstanding, Weighted- average exercise price beginning balance (in Dollars per share)	$ 3.102	$ 0.767	$ 0.652
Options, Outstanding, Weighted average remaining contractual life (years), beginning balance			5 years 8 days
Options, Outstanding, Aggregate intrinsic value beginning balance (in Dollars)	$ 16,713,971	$ 119,146	$ 109,779
Options, Granted, Outstanding share options	1,630,142	1,966,916	932,835
Options, Granted, Weighted- average exercise price (in Dollars per share)	$ 6.833	$ 7.25	$ 1.199
Options, Forfeited, Outstanding share options	(468,814)	(117,863)	(494,450)
Options, Forfeited, Weighted- average exercise price (in Dollars per share)	$ 5.557	$ 0.972	$ 1.042
Options, Exercised, Outstanding share options	(570,451)	(155,750)	(226,155)
Options, Exercised, Weighted- average exercise price (in Dollars per share)	$ 0.482	$ 0.602	$ 0.132
Options, Outstanding, Outstanding share options ending balance	6,052,214	5,461,337	3,768,034
Options, Outstanding, Weighted- average exercise price ending balance (in Dollars per share)	$ 4.166	$ 3.102	$ 0.767
Options, Outstanding, Weighted average remaining contractual life (years), ending balance	5 years 6 months 25 days	5 years 4 months 10 days	4 years 7 months 15 days
Options, Outstanding, Aggregate intrinsic value ending balance (in Dollars)	$ 7,761,705	$ 16,713,971	$ 119,146
Exercisable, Outstanding share options	3,322,177
Exercisable, Weighted- average exercise price (in Dollars per share)	$ 2.073
Exercisable, Weighted average remaining contractual life (years)	3 years 7 months
Exercisable, Aggregate intrinsic value (in Dollars)	$ 7,039,511
Options available for future grants, Outstanding share options	1,423,623